LONG-TERM DEBT - Other Information (Details) - USD ($)	1 Months Ended		3 Months Ended
	Nov. 30, 2015	Sep. 30, 2015	Mar. 31, 2016	Dec. 31, 2015	Jul. 30, 2015	Dec. 31, 2014	Oct. 30, 2014
Debt
Outstanding borrowings			$ 3,375,431,000	$ 3,371,679,000		$ 3,242,470,000
Series 2014 Bonds
Debt
Face amount of debt issued							$ 500,000,000
Series 2014 Bonds | Registration Rights Agreement
Debt
Face amount of debt exchanged					$ 500,000,000
Proceeds from Exchange of Long-term Debt		$ 0
Pollution control revenue bonds, Moffat County, CO Variable Rate Demand Series 2009, due 2036
Debt
Outstanding borrowings			46,800,000	46,800,000		46,800,000
Revolving Credit Agreement
Debt
Maximum borrowing capacity			750,000,000	750,000,000
Outstanding borrowings			316,000,000	271,000,000		$ 50,000,000
Available borrowing capacity			$ 386,000,000	$ 431,000,000
Revolving Credit Agreement | Pollution control revenue bonds, Moffat County, CO Variable Rate Demand Series 2009, due 2036 | Bank of America
Debt
Letter of credit, period	364 days		364 days